Consolidated Statements Of Financial Position - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents (Notes 5,6,7 and 48)		₩ 1,358,345	₩ 2,369,739	₩ 3,051,353
Current financial assets, net (Notes 5,9,12,13,14,15 and 48)		2,359,895	1,958,357
Trade and other receivables, net (Notes 5,8,17,23,48,49 and 50)		7,793,592	7,928,972
Inventories, net (Notes 16)		7,188,253	6,002,086
Income tax refund receivables (Notes 44)		143,214	100,590
Current non-financial assets (Notes 18)		878,888	753,992
Assets held for sale (Notes 45)		22,881	27,971
Total current assets		19,745,068	19,141,707
Non-current assets
Non-current financial assets, net (Notes 5,6,9,10,11,12,13,14,15 and 48)		2,113,613	2,038,913
Non-current trade and other receivables, net (Notes 5,8,17,48,49 and 50)		1,819,845	1,754,797
Property, plant and equipment, net (Notes 21,30 and 52)		152,743,194	150,882,414	145,743,056
Investment properties, net (Notes 22 and 30)		159,559	284,714	353,680
Goodwill (Notes 19)		2,582	2,582
Intangible assets other than goodwill, net (Notes 24,30 and 49)		1,225,942	1,187,121
Investments in associates (Notes 4 and 20)		4,064,820	3,837,421
Investments in joint ventures (Notes 4 and 20)		1,813,525	1,493,275
Deferred tax assets (Notes 44)		1,233,761	919,153
Non-current non-financial assets (Notes 18)		327,152	246,818
Total non-current assets		165,503,993	162,647,208
Total Assets (Notes 4)		185,249,061	181,788,915	177,837,042
Current liabilities
Trade and other payables, net (Note 5,25,27,48 and 50)		6,405,395	5,999,521
Current financial liabilities, net (Note 5,14,26,48 and 50)		7,981,879	9,194,552
Income tax payables (Note 44)		285,420	508,402
Current non-financial liabilities (Note 23,31 and 32)		5,574,041	5,584,308
Current provisions (Note 29 and 48)		1,594,798	2,137,498
Total current liabilities		21,841,533	23,424,281
Non-current liabilities
Non-current trade and other payables, net (Note 5,25,27,48 and 50)		2,941,696	3,223,480
Non-current financial liabilities, net (Note 5,14,26,48 and 50)		53,364,911	45,980,899
Non-current non-financial liabilities (Note 31 and 32)		8,160,033	8,072,434
Employee benefits liabilities, net (Note 28 and 48)		1,645,069	1,483,069
Deferred tax liabilities (Note 44)		9,617,309	10,415,397
Non-current provisions (Note 29 and 48)		16,585,748	16,224,714
Total non-current liabilities		92,314,766	85,399,993
Total liabilities (Note 4)		114,156,299	108,824,274	104,786,497
Equity
Contributed capital (Note 1,33 and 48)		4,053,578	4,053,578
Share capital		3,209,820	3,209,820
Share premium		843,758	843,758
Retained earnings (Note 34)		51,519,119	53,370,558	53,173,871
Legal reserves	[1]	1,604,910	1,604,910
Voluntary reserves		35,906,267	34,833,844
Unappropriated retained earnings		14,007,942	16,931,804
Other components of equity (Note 37)		14,171,228	14,257,309	14,496,244
Other capital surplus		1,234,825	1,233,793
Accumulated other comprehensive loss		(358,570)	(271,457)
Other equity		13,294,973	13,294,973
Equity attributable to owners of the controlling company		69,743,925	71,681,445
Non-controlling interests (Note 19 and 36)		1,348,837	1,283,196
Total equity		71,092,762	72,964,641	₩ 73,050,545
Total equity and liabilities		₩ 185,249,061	₩ 181,788,915

[1]	The KEPCO Act requires KEPCO to appropriate a legal reserve equal to at least 20 percent of net income for each accounting period until the reserve equals 50 percent of KEPCO's common stock. The legal reserve is not available for cash dividends; however, this reserve may be credited to paid-in capital or offset against accumulated deficit by the resolution of the shareholders.